SCHEDULE OF SHARE PURCHASE WARRANT (Details) - Warrants [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSU's outstanding, beginning balance | shares	37	78
Number of options outstanding | $ / shares	$ 940,480	$ 648,880
Number of warrants, granted | shares		75,170
Weighted average exercise price, granted | $ / shares		$ 4,925
Number of warrants, expired | shares	(4)	(3)
Weighted average exercise price, expired | $ / shares	$ (3,452,400)	$ (5,796,000)
Number of warrants, exercised/exchanged | shares		(75,208)
Weighted average exercise price, exercised/exchanged | $ / shares		$ (2,560)
Number of RSU's outstanding, ending balance | shares	33	37
Number of options outstanding | $ / shares	$ 702,565	$ 940,480